Note 13 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
	January 31,	January 31,	January 31,
(thousands of shares)	2013	2012	2011
Balance, beginning of year	62,433	61,742	61,411
Shares issued:
Stock options exercised	163	691	331
Stock options settled for shares (Note 15)	58	-	-
Balance, end of year	62,654	62,433	61,742